Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41283
Entity Registrant Name	Relativity Acquisition Corp.
Entity Central Index Key	0001860484
Entity Tax Identification Number	86-3244927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o 3753 Howard Hughes Pkwy
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(888)
Local Phone Number	710-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false